Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs activity

	Six Months Ended
	June 30,
	2026	2025
RSUs granted	641,408	636,825
Weighted average fair value per RSU granted (DKK)	1,852.27	1,601.95

RSUs vested	223,951	180,822

Summary of warrants activity

	Six Months Ended
	June 30,
	2026	2025
Warrants granted	509,290	530,330
Weighted average exercise price per warrant granted (DKK)	1,854.37	1,604.81
Weighted average Black-Scholes fair value per warrant granted (DKK)	596.06	500.33

Warrants exercised	14,844	43,921
Weighted average exercise price on date of grant per warrant exercised (DKK)	1,366.49	1,057.95
% change in share capital - warrants exercised	0.02%	0.07%